Stock Options (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Expected life	2 years 6 months		5 years
Dividend yield	0.00%	0.00%	0.00%
Minimum
Expected life		2 years 6 months
Estimated fair value per option Maximum		$ 0.63	$ 2.25
Expected volatility Minimum	94.00%	92.00%	98.00%
Risk-free interest rate Minimum	3.57%	3.77%	0.78%
Maximum
Expected life		4 years
Estimated fair value per option Maximum		$ 2.57	$ 5.10
Expected volatility Minimum	98.00%	98.00%	119.00%
Risk-free interest rate Minimum	4.18%	5.03%	3.30%